Income Taxes (Details)	12 Months Ended
Dec. 31, 2020
Income Taxes (Details) [Line Items]
Federal and state income tax at statutory rate	21.00%
Description of income tax	The Company’s subsidiary, Newater HK, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. Newater HK is subject to tax at 8.25% on assessable profits up to $256,410 (HK$2,000,000) and 16.5% on any part of assessable profits over $256,410 for the years ended December 31, 2020 and 2019.
Enterprise income tax rate	25.00%
Preferential tax rate	15.00%
Uniform tax rate	25.00%
Preferential tax rate	15.00%
According to Tax Law [Member]
Income Taxes (Details) [Line Items]
Uniform tax rate	25.00%
Preferential tax rate	15.00%
Jinzheng [Member]
Income Taxes (Details) [Line Items]
Preferential tax rate	15.00%